Quarterly Holdings Report
for

Fidelity® Communication Services Central Fund (formerly Fidelity® Telecom Services Central Fund)

June 30, 2019

TSCIP-QTLY-0819
1.851904.112

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Diversified Telecommunication Services - 8.7%
Alternative Carriers - 3.4%
CenturyLink, Inc.	448,400	$5,273,184
Cogent Communications Group, Inc.	164,346	9,755,579
Iliad SA (a)	52,511	5,896,985
Iridium Communications, Inc. (b)	761,114	17,703,512
ORBCOMM, Inc. (b)	508,167	3,684,211
Vonage Holdings Corp. (b)	793,541	8,990,820
Zayo Group Holdings, Inc. (b)	241,926	7,961,785
		59,266,076
Integrated Telecommunication Services - 5.3%
AT&T, Inc.	1,074,048	35,991,348
Atn International, Inc.	61,714	3,562,749
Cincinnati Bell, Inc. (b)	405,263	2,006,052
Masmovil Ibercom SA (b)	532,225	11,861,784
Verizon Communications, Inc.	695,000	39,705,350
		93,127,283

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		152,393,359

Entertainment - 22.4%
Interactive Home Entertainment - 10.1%
Activision Blizzard, Inc.	1,579,959	74,574,065
Electronic Arts, Inc. (b)	576,215	58,347,531
Take-Two Interactive Software, Inc. (b)	319,665	36,291,567
Zynga, Inc. (b)	1,152,300	7,063,599
		176,276,762
Movies & Entertainment - 12.3%
Lions Gate Entertainment Corp. Class B	702,300	8,153,703
Live Nation Entertainment, Inc. (b)	71,800	4,756,750
Netflix, Inc. (b)	122,379	44,952,254
The Walt Disney Co.	987,041	137,830,405
World Wrestling Entertainment, Inc. Class A	260,744	18,828,324
		214,521,436

TOTAL ENTERTAINMENT		390,798,198

Hotels, Restaurants & Leisure - 0.9%
Casinos & Gaming - 0.9%
The Stars Group, Inc. (a)(b)	925,300	15,794,871
Interactive Media & Services - 43.4%
Interactive Media & Services - 43.4%
Alphabet, Inc. Class A (b)	335,000	362,737,999
Facebook, Inc. Class A (b)	1,656,975	319,796,175
Match Group, Inc. (a)	114,300	7,688,961
Momo, Inc. ADR	740,100	26,495,580
TripAdvisor, Inc. (b)	125,200	5,795,508
Twitter, Inc. (b)	825,100	28,795,990
Zillow Group, Inc. Class A (b)	143,900	6,584,864
		757,895,077
Internet & Direct Marketing Retail - 3.9%
Internet & Direct Marketing Retail - 3.9%
Alibaba Group Holding Ltd. sponsored ADR (b)	103,400	17,521,130
Meituan Dianping Class B (a)	5,657,500	49,610,040
		67,131,170
Media - 16.8%
Broadcasting - 4.4%
Discovery Communications, Inc. Class C (non-vtg.) (b)	663,200	18,868,040
Fox Corp. Class B	185,850	6,789,101
Liberty Media Corp.:
Liberty Media Class A (b)	702,078	25,176,517
Liberty SiriusXM Series A (b)	315,500	11,929,055
Sinclair Broadcast Group, Inc. Class A	266,800	14,308,484
		77,071,197
Cable & Satellite - 11.8%
Charter Communications, Inc. Class A (b)	48,337	19,101,816
Comcast Corp. Class A	1,913,471	80,901,554
DISH Network Corp. Class A (b)	268,400	10,309,244
GCI Liberty, Inc. (b)	398,603	24,498,140
Liberty Broadband Corp. Class A (b)	357,300	36,744,732
Liberty Global PLC Class C (b)	1,015,064	26,929,648
Liberty Latin America Ltd. Class C (b)	345,897	5,945,969
Sirius XM Holdings, Inc. (a)	270,864	1,511,421
		205,942,524
Publishing - 0.6%
The New York Times Co. Class A	299,000	9,753,380

TOTAL MEDIA		292,767,101

Software - 0.3%
Application Software - 0.3%
Sciplay Corp. (A Shares) (a)	344,800	4,727,208
Wireless Telecommunication Services - 3.3%
Wireless Telecommunication Services - 3.3%
Boingo Wireless, Inc. (b)	297,800	5,351,466
T-Mobile U.S., Inc. (b)	710,715	52,692,410
		58,043,876
TOTAL COMMON STOCKS
(Cost $1,544,138,137)		1,739,550,860

Money Market Funds - 3.1%
Fidelity Cash Central Fund 2.42% (c)	14,996,464	14,999,464
Fidelity Securities Lending Cash Central Fund 2.42% (c)(d)	39,521,681	39,525,633
TOTAL MONEY MARKET FUNDS
(Cost $54,525,097)		54,525,097
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $1,598,663,234)		1,794,075,957
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(49,287,450)
NET ASSETS - 100%		$1,744,788,507

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$149,433
Fidelity Securities Lending Cash Central Fund	70,134
Total	$219,567

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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